UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811- 3726

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	5/31/08

FORM N-CSR

Item 1.	Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Fund Performance
7	Understanding Your Fund’s Expenses
7	Comparing Your Fund’s Expenses
With Those of Other Funds
8	Statement of Investments
30	Statement of Assets and Liabilities
31	Statement of Operations
32	Statement of Changes in Net Assets
33	Financial Highlights
34	Notes to Financial Statements
42	Report of Independent Registered
Public Accounting Firm
43	Important Tax Information
44	Board Members Information
47	Officers of the Fund
FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus New York
Tax Exempt Bond Fund, Inc.

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this annual report for Dreyfus New York Tax Exempt Bond Fund, Inc., covering the 12-month period from June 1, 2007, through May 31, 2008.

Although the U.S. economy has teetered on the brink of recession and the financial markets have encountered heightened volatility in an ongoing credit crisis, the Federal Reserve Board’s aggressive easing of monetary policy and innovative measures to inject liquidity into the banking system appear to have reassured many investors and economists. With that, 2008 has certainly proven to be one of the more memorable for the municipal markets. Despite concerns stemming from the auction-rate securities markets and the recent Supreme Court decision in support of the legality of state and local municipals’ tax-exempt status, the general municipal markets have rallied strongly over the last few months as price dislocations have dissipated.

At Dreyfus, we believe that the current economic downturn is likely to be relatively brief by historical standards, but the ensuing recovery may be gradual and prolonged as financial deleveraging and housing price deflation continue to weigh on economic activity.The implications of our economic outlook for the municipal bond market generally are positive, especially since, on a relative basis, municipal securities remain attractively valued compared to taxable alternatives. Your financial advisor can help you assess current risks and take advantage of these opportunities within the context of your overall investment portfolio.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chief Executive Officer
The Dreyfus Corporation
June 16, 2008

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2007, through May 31, 2008, as provided by Joseph P. Darcy, Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended May 31, 2008, Dreyfus New York Tax Exempt Bond Fund achieved a total return of 2.82% .1 The Lehman Brothers Municipal Bond Index, the fund’s benchmark index, achieved a total return of 3.87% for the same period.2 The average total return for all funds reported in the Lipper New York Municipal Debt Funds category was 1.65% .3

A credit crisis and economic slowdown triggered a “flight to quality” in which investors turned away from many asset classes, including municipal bonds, causing their prices to decline. However, a rally in the spring of 2008 enabled the market to generate competitive returns for the reporting period overall.The fund underperformed its benchmark in this challenging environment, but a high-quality credit profile and timely trading strategies enabled it to fare better than its Lipper category average.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal, New York state and New York city income taxes as is consistent with the preservation of capital. To pursue this goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal, New York state and New York city personal income taxes. The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years, but the fund may invest without regard to maturity. The fund will invest at least 80% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. The fund may invest up to 20% of its assets in municipal bonds rated below investment grade (“junk” bonds) or the unrated equivalent as determined by Dreyfus.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and the municipal bond’s potential volatility in different rate environments. We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We also may look to select bonds that are most likely to obtain attractive prices when sold.

Municipal Bonds Suffered in the Downturn

A credit crisis originating in the sub-prime mortgage market sent shockwaves throughout the financial markets during much of the reporting period, causing investors to reassess their attitudes toward risk. A number of highly leveraged institutional investors were particularly hard-hit by sub-prime related losses, and they were forced to sell their more creditworthy holdings, including municipal bonds, to meet margin calls and redemption requests. In addition, the sub-prime meltdown produced massive losses among bond insurers, many of which had written insurance on both mortgage-backed securities and municipal bonds. Investors responded negatively to municipal bonds carrying third-party insurance,4 often without regard to the securities’ underlying credit quality.

The effects of these developments were exacerbated by declining housing prices, soaring energy costs and a softer job market, which weighed heavily on the U.S. and New York economies. Aggressive reductions of short-term interest rates by the Federal Reserve Board have not yet forestalled further economic deterioration, and the credit markets have continued to struggle despite signs of improved liquidity toward the reporting period’s end. Not surprisingly, the downturn on

Wall Street led to expectations that New York state and New York city will face greater fiscal pressures as tax revenues decline.

Rigorous Credit Research Helped Support Fund Returns

While the fund’s performance was influenced by these general market and economic forces, several strategies helped boost its performance compared to its Lipper category average. For example, through rigorous research by our credit analysts, we focused on securities with sound credit and liquidity profiles. This strategy helped protect the fund from the brunt of weakness among lower-rated and less liquid bonds. In addition, we maintained relatively robust cash levels, which helped us take advantage of tactical trading opportunities among fundamentally sound, higher yielding securities, such as bonds issued to finance health care facilities, during bouts of heightened market volatility.

Finding Opportunities in a Distressed Market

As of the end of the reporting period, the U.S. and New York economies have continued to struggle.Therefore, we currently intend to maintain a conservative approach, focusing primarily on bonds that our research suggests have strong credit and liquidity profiles.We also have kept ample cash on hand for potential trading opportunities among fundamentally sound, higher-yielding municipal bonds from New York issuers.

June 16, 2008

[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-New York residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers Municipal Bond Index is a widely accepted, unmanaged and geographically unrestricted total return performance benchmark for the long-term, investment-
grade, tax-exempt bond market. Index returns do not reflect the fees and expenses associated with operating a mutual fund.
[3]	Source: Lipper Inc.
[4]	Third-party insurance on individual securities does not extend to the market value of the portfolio securities or the value of the fund’s shares.

The Fund 5

FUND PERFORMANCE

Average Annual Total Returns	as of 5/31/08
		1 Year	5 Years	10 Years

Fund		2.82%	2.79%	4.25%

† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The above graph compares a $10,000 investment made in Dreyfus New York Tax Exempt Bond Fund, Inc. on
5/31/98 to a $10,000 investment made in the Lehman Brothers Municipal Bond Index (the “Index”) on that date.
All dividends and capital gain distributions are reinvested.
The fund invests primarily in New York municipal securities and its performance shown in the line graph above takes into account fees and expenses.The Index is not limited to investments principally in New York municipal obligations.
The Index, unlike the fund, is an unmanaged total return performance benchmark for the long-term, investment-grade, geographically unrestricted tax-exempt bond market, calculated by using municipal bonds selected to be representative of the municipal market overall.These factors can contribute to the Index potentially outperforming or underperforming the fund. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus New York Tax Exempt Bond Fund, Inc. from December 1, 2007 to May 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2008

Expenses paid per $1,000 †	$ 3.87
Ending value (after expenses)	$1,008.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2008

Expenses paid per $1,000 †	$ 3.89
Ending value (after expenses)	$1,021.15

† Expenses are equal to the fund’s annualized expense ratio of .77%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

The Fund 7

STATEMENT OF INVESTMENTS
May 31, 2008

Long-Term Municipal	Coupon	Maturity	Principal
Investments—97.1%	Rate (%)	Date	Amount ($)	Value ($)

New York—93.0%
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter’s Hospital of the
City of Albany Project)	5.75	11/15/22	2,000,000	2,115,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter’s Hospital of the
City of Albany Project)	5.25	11/15/32	8,325,000	8,123,285
Albany Industrial Development
Agency, LR (New York Assembly
Building Project)	7.75	1/1/10	365,000	381,290
Austin Trust
(Port Authority of New York
and New Jersey, Consolidated
Bonds, 151th Series)	6.00	9/15/28	20,000,000 [a,b]	21,823,300
Buffalo
(Insured; FGIC)	5.00	12/1/12	1,800,000	1,886,760
Buffalo
(Insured; FGIC)	5.13	12/1/14	2,820,000	2,960,633
Buffalo Fiscal Stability
Authority, Sales Tax and State
Aid Secured Bonds (Insured; FGIC)	4.50	9/1/18	1,110,000	1,165,045
Cattaraugus County Industrial
Development Agency, Civic
Facility Revenue (Saint
Bonaventure University Project)	5.00	9/15/09	1,055,000	1,070,846
Cattaraugus County Industrial
Development Agency, Civic
Facility Revenue (Saint
Bonaventure University Project)	5.00	9/15/10	1,110,000	1,125,862
Cattaraugus County Industrial
Development Agency, Civic
Facility Revenue (Saint
Bonaventure University Project)	5.00	9/15/11	1,160,000	1,175,196
Cattaraugus County Industrial
Development Agency, Civic
Facility Revenue (Saint
Bonaventure University Project)	5.00	9/15/12	1,225,000	1,240,080
Erie County,
GO (Public Improvement)
(Insured; MBIA, Inc.)	5.25	4/1/18	2,000,000	2,165,640

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
Erie County Industrial Development
Agency, Life Care Community
Revenue (Episcopal Church Home
and Affiliates Life Care
Community, Inc. Project)	6.00	2/1/28	1,500,000	1,430,835
Hempstead Town Industrial
Development Agency, Civic
Facility Revenue (Hofstra
University Civic Facility)	5.25	7/1/18	1,730,000	1,819,216
Hempstead Town Industrial
Development Agency, RRR
(American Ref-Fuel Company of
Hempstead Project)	5.00	6/1/10	6,000,000	5,994,900
Huntington Housing Authority,
Senior Housing Facility
Revenue (Gurwin Jewish Senior
Residences Project)	6.00	5/1/39	5,750,000	5,329,042
Long Island Power Authority,
Electric System General Revenue	5.00	9/1/35	5,070,000	5,127,697
Long Island Power Authority,
Electric System General
Revenue (Insured; AMBAC)	5.50	12/1/11	5,000,000	5,408,700
Long Island Power Authority,
Electric System General
Revenue (Insured; FGIC)	5.00	12/1/25	10,000,000	10,218,200
Long Island Power Authority,
Electric System General
Revenue (Insured; FSA)	5.25	12/1/14	16,000,000	17,963,840
Long Island Power Authority,
Electric System General
Revenue (Insured; MBIA, Inc.)	5.00	9/1/25	28,765,000	29,745,311
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Insured; FSA)	5.25	11/15/25	8,750,000	9,181,462
Metropolitan Transportation
Authority, Service Contract
Revenue (Insured; MBIA, Inc.)	5.50	7/1/24	10,000,000	10,618,000
Metropolitan Transportation
Authority, Transit Facilities
Revenue (Insured; FSA)	5.13	1/1/12	1,830,000 [c]	1,972,539

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
Metropolitan Transportation
Authority, Transit Facilities
Revenue (Insured; FSA)	5.13	7/1/12	3,820,000 [c]	4,150,583
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/25	3,505,000	3,606,049
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/29	17,300,000	17,560,192
Metropolitan Transportation
Authority, Transportation
Revenue	5.25	11/15/36	10,000,000	10,269,800
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/37	14,250,000	14,367,277
Monroe Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.63	6/1/10	500,000 [c]	546,950
Nassau County,
General Improvement
(Insured; FSA)	5.75	3/1/10	4,955,000 [c]	5,239,962
Nassau County Health Care
Corporation, Health System
Revenue (Insured; FSA)	6.00	8/1/09	4,000,000 [c]	4,258,440
Nassau County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Amsterdam at
Harborside Project)	6.70	1/1/43	10,000,000	10,043,400
Nassau County Industrial
Development Agency, IDR
(Keyspan-Glenwood Energy
Center, LLC Project)	5.25	6/1/27	12,750,000	12,644,047
New York City	5.80	8/1/11	190,000	190,494
New York City	5.00	11/1/12	2,000,000	2,144,660
New York City	5.50	6/1/13	875,000 [c]	975,187
New York City	5.25	10/15/19	5,000,000	5,268,200
New York City	5.00	11/1/19	10,000,000	10,487,600
New York City	5.00	4/1/20	3,500,000	3,660,020
New York City	5.00	8/1/20	2,000,000	2,094,780

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York City	5.25	10/15/22	2,000,000	2,080,480
New York City	5.50	6/1/23	125,000	131,171
New York City	5.25	8/15/25	7,475,000	7,783,418
New York City	5.25	8/15/26	8,750,000	9,101,400
New York City
(Insured; AMBAC)	5.75	8/1/12	1,570,000 [c]	1,746,546
New York City
(Insured; AMBAC)	5.75	8/1/16	3,430,000	3,742,370
New York City
(Insured; FSA)	5.25	10/15/19	1,450,000	1,557,488
New York City
(Insured; MBIA, Inc.)	5.25	5/15/18	11,000,000	11,916,300
New York City Health and Hospital
Corporation, Health System
Revenue	5.25	2/15/17	1,550,000	1,569,685
New York City Industrial
Development Agency, Civic
Facility Revenue (United Jewish
Appeal Federation Project)	5.00	7/1/12	1,460,000	1,573,807
New York City Industrial
Development Agency, Civic
Facility Revenue (United Jewish
Appeal Federation Project)	5.25	7/1/15	1,640,000	1,801,228
New York City Industrial
Development Agency, Civic
Facility Revenue (United Jewish
Appeals Federation Project)	5.00	7/1/27	1,000,000	1,030,080
New York City Industrial
Development Agency, Civic
Facility Revenue (Vaughn
College of Aeronautics and
Technology Project)	5.00	12/1/28	5,075,000	4,216,868
New York City Industrial
Development Agency, PILOT
Revenue (Queens Baseball Stadium
Project) (Insured; AMBAC)	5.00	1/1/20	2,775,000	2,900,957
New York City Industrial
Development Agency, PILOT
Revenue (Queens Baseball
Stadium Project)
(Insured; AMBAC)	5.00	1/1/26	5,000,000	5,083,550

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; FGIC)	5.00	3/1/31	11,810,000	11,651,155
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.13	8/1/11	2,750,000	2,661,092
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.50	8/1/16	2,500,000	2,400,425
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	12,500,000	12,231,500
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P. Project)	5.50	1/1/16	2,000,000	2,112,780
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P. Project)	5.50	1/1/18	2,830,000	2,950,926
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue	5.50	6/15/10	13,000,000 [c]	13,987,480
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/27	15,000,000	15,619,650
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	4.50	6/15/38	5,000,000 [d]	4,839,850
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/39	10,000,000	10,143,900

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York City Transit Authority,
Metropolitan Transportation
Authority, Triborough Bridge
and Tunnel Authority, COP
(Insured; AMBAC)	5.63	1/1/13	2,675,000	2,805,005
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; FGIC)	5.00	7/15/22	19,000,000	20,033,220
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; FGIC)	5.00	1/15/24	10,000,000	10,455,500
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; FGIC)	5.00	7/15/27	10,000,000	10,339,200
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.25	5/15/09	3,000,000 [c]	3,124,320
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.75	8/15/09	5,000,000 [c]	5,271,450
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	6.00	8/15/09	1,000,000 [c]	1,057,260
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.75	2/15/10	2,115,000 [c]	2,263,283
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.25	2/1/16	8,040,000	8,786,434
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.00	11/1/23	10,000,000	10,524,700
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	0/14.00	11/1/29	9,000,000 [e]	7,978,140
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Insured; FGIC)	6.00	8/15/09	5,000,000 [c]	5,286,300
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/22	14,890,000	15,847,874

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York Convention Center
Development Corporation,
Revenue (Hotel Unit Fee
Secured) (Insured; AMBAC)	5.00	11/15/18	3,440,000	3,638,522
New York Counties Tobacco Trust
IV, Tobacco Settlement
Pass-Through Bonds	6.50	6/1/10	675,000 [c]	736,742
New York Counties Tobacco Trust
IV, Tobacco Settlement
Pass-Through Bonds	6.50	6/1/35	325,000	332,712
New York State Dormitory
Authority, Consolidated
Revenue (City University
System) (Insured; FGIC)	5.63	7/1/16	9,120,000	10,163,602
New York State Dormitory
Authority, Consolidated Second
General Resolution Revenue
(City University System)
(Insured; FGIC)	5.75	7/1/16	2,000,000	2,102,280
New York State Dormitory
Authority, Consolidated Third
General Resolution Revenue
(City University System)
(Insured; FSA)	5.50	7/1/09	10,000,000 [c]	10,478,000
New York State Dormitory
Authority, Court Facilities LR
(The City of New York Issue)	5.75	5/15/14	3,715,000	4,105,744
New York State Dormitory
Authority, Court Facilities LR
(The County of Westchester Issue)	5.00	8/1/10	5,570,000	5,720,891
New York State Dormitory
Authority, Insured Revenue
(Barnard College) (Insured; FGIC)	5.00	7/1/37	11,000,000	10,850,070
New York State Dormitory
Authority, Insured Revenue
(Fashion Institute of
Technology Student Housing
Corporation) (Insured; FGIC)	5.25	7/1/16	3,755,000	4,061,596

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York State Dormitory
Authority, Insured Revenue
(Fashion Institute of
Technology Student Housing
Corporation) (Insured; FGIC)	5.25	7/1/20	4,490,000	4,764,519
New York State Dormitory
Authority, Insured Revenue
(New York University)
(Insured; MBIA, Inc.)	5.75	7/1/27	33,625,000	38,687,244
New York State Dormitory
Authority, LR (State
University Educational
Facilities) (Insured; FGIC)	5.50	7/1/11	10,000,000 [c]	10,859,100
New York State Dormitory
Authority, Mortgage HR (The
Long Island College Hospital)
(Insured; FHA)	6.00	8/15/15	2,575,000	2,739,646
New York State Dormitory
Authority, Mortgage Nursing
Home Revenue (Menorah Campus,
Inc.) (Insured; FHA)	6.10	2/1/37	8,300,000	8,401,592
New York State Dormitory
Authority, Revenue (Carmel
Richmond Nursing Home) (LOC;
Allied Irish Bank PLC)	5.00	7/1/15	2,000,000	2,050,260
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/19	15,000,000	16,291,500
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/20	7,920,000	8,544,571
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/21	10,000,000	10,716,900
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/23	10,255,000	10,891,630

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/31	10,000,000	10,390,400
New York State Dormitory
Authority, Revenue (Lenox Hill
Hospital Obligated Group)	5.75	7/1/15	1,000,000	1,029,410
New York State Dormitory
Authority, Revenue (Manhattan
College) (Insured; Radian)	5.50	7/1/12	1,450,000	1,531,403
New York State Dormitory
Authority, Revenue (Manhattan
College) (Insured; Radian)	5.50	7/1/13	2,605,000	2,785,396
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)
(Insured; MBIA, Inc.)	5.75	7/1/20	3,000,000	3,423,300
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)
(Insured; MBIA, Inc.)	0.00	7/1/28	18,335,000 [f]	7,057,508
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement)	5.25	2/15/14	2,305,000 [c]	2,562,330
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement)	5.25	2/15/14	415,000 [c]	461,331
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement)	5.25	2/15/18	30,000	32,092
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement) (Insured; FGIC)	5.00	2/15/21	10,150,000	10,569,195
New York State Dormitory
Authority, Revenue (Miriam
Osborne Memorial Home)
(Insured; ACA)	6.88	7/1/25	6,105,000	6,310,128

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York State Dormitory
Authority, Revenue (Mount Sinai
NYU Health Obligated Group)	5.00	7/1/11	695,000	695,632
New York State Dormitory
Authority, Revenue (Mount Sinai
NYU Health Obligated Group)	5.00	7/1/13	1,000,000	1,000,520
New York State Dormitory
Authority, Revenue (Mount Sinai
NYU Health Obligated Group)	5.50	7/1/26	7,925,000	7,925,555
New York State Dormitory
Authority, Revenue (Mount Sinai
NYU Health Obligated Group)	5.50	7/1/26	6,305,000	6,305,441
New York State Dormitory
Authority, Revenue (Mount
Sinai School of Medicine of
New York University)
(Insured; MBIA, Inc.)	5.00	7/1/27	5,045,000	5,178,188
New York State Dormitory
Authority, Revenue (Municipal
Health Facilities Improvement
Program) (Insured; FSA)	5.50	1/15/13	1,350,000	1,439,221
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/13	1,450,000	1,513,626
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/14	1,855,000	1,940,330
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/16	2,055,000	2,119,630
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/19	1,395,000	1,412,312
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.00	7/1/22	10,000,000	9,527,900
New York State Dormitory Authority,
Revenue (North Shore Long Island
Jewish Obligated Group)	5.00	5/1/18	3,280,000	3,385,124

The Fund 17

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York State Dormitory
Authority, Revenue (North
Shore University Hospital at
Forest Hills) (Insured; MBIA, Inc.)	5.50	11/1/13	2,625,000	2,901,150
New York State Dormitory
Authority, Revenue (NYSARC,
Inc.) (Insured; FSA)	5.00	7/1/12	1,100,000	1,186,119
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.13	12/1/29	2,500,000	2,513,650
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	7,500,000	7,566,075
New York State Dormitory
Authority, Revenue
(Park Ridge Housing, Inc.)
(Collateralized; FNMA)	6.13	8/1/15	2,875,000	3,021,798
New York State Dormitory
Authority, Revenue (Rivington
House Health Care Facility)
(Collateralized; SONYMA)	5.25	11/1/12	1,000,000	1,087,270
New York State Dormitory
Authority, Revenue (Rivington
House Health Care Facility)
(Collateralized; SONYMA)	5.25	11/1/14	5,430,000	5,920,438
New York State Dormitory
Authority, Revenue
(Rockefeller University)	5.00	7/1/32	18,505,000	18,777,209
New York State Dormitory
Authority, Revenue (Saint Barnabas
Hospital) (Insured; AMBAC)	5.25	8/1/15	2,135,000	2,263,527
New York State Dormitory
Authority, Revenue (4201
Schools Program)
(Insured; MBIA, Inc.)	5.25	7/1/10	1,670,000	1,736,499
New York State Dormitory
Authority, Revenue (School
District Financing Program)
(Insured; MBIA, Inc.)	5.38	10/1/22	31,000,000	32,869,610

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York State Dormitory
Authority, Revenue (State
University Educational Facilities)	7.50	5/15/10	1,180,000	1,268,205
New York State Dormitory
Authority, Revenue (State
University Educational Facilities)	5.88	5/15/11	20,000,000	21,722,200
New York State Dormitory
Authority, Revenue (State
University Educational Facilities)	7.50	5/15/11	1,140,000	1,277,051
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; FGIC)	5.25	5/15/13	2,500,000	2,684,100
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; FGIC)	5.50	5/15/13	11,010,000	11,941,116
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; FSA)	5.75	5/15/10	2,000,000 [c]	2,152,340
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; FSA)	5.75	5/15/16	5,000,000	5,786,000
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; MBIA, Inc.)	5.50	5/15/13	12,900,000 [a,b]	14,047,713
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; MBIA, Inc.)	5.50	5/15/13	100,000	108,897
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; MBIA, Inc.)	5.25	5/15/15	6,825,000	7,547,085
New York State Dormitory
Authority, Revenue (Upstate
Community Colleges)	5.25	7/1/18	2,000,000	2,146,080

The Fund 19

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York State Dormitory
Authority, Revenue (Winthrop
University Hospital Association)	5.50	7/1/32	1,000,000	999,950
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.00	3/15/13	8,150,000 [c]	8,881,626
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.05	3/15/13	500,000 [c]	545,990
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.38	3/15/13	5,000,000 [c]	5,532,000
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.00	3/15/24	7,500,000	7,958,625
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.00	3/15/31	30,000,000	31,026,600
New York State Energy Research and
Development Authority, PCR
(Central Hudson Gas and
Electric Corporation Project)
(Insured; AMBAC)	5.45	8/1/27	9,000,000	9,233,010
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects)	5.25	6/15/20	13,745,000	14,614,646
New York State Environmental
Facilities Corporation, SWDR
(Waste Management, Inc. Project)	4.45	7/1/09	2,000,000	2,005,920
New York State Housing Finance
Agency, Housing Revenue
(Capitol Green Apartments)
(Collateralized; FNMA)	4.38	11/15/17	1,000,000	964,510
New York State Housing Finance
Agency, MFHR (Highland Avenue
Senior Apartments)	4.40	2/15/11	1,450,000	1,458,686

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York State Housing Finance
Agency, MFHR (Park Drive Manor
II Apartments) (LOC: NBT Bank
and The Bank of New York)	4.13	8/15/11	1,660,000	1,682,244
New York State Housing Finance
Agency, Revenue (Service
Contract Obligation)	5.25	3/15/11	3,465,000	3,505,818
New York State Housing Finance
Agency, State Personal Income
Tax Revenue (Economic
Development and Housing)	5.00	9/15/18	1,400,000	1,518,398
New York State Housing Finance
Agency, State Personal Income
Tax Revenue (Economic
Development and Housing)
(Insured; FGIC)	5.00	9/15/20	1,270,000	1,341,171
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.40	10/1/10	2,920,000	2,974,779
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.55	10/1/12	4,300,000	4,363,812
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.80	10/1/28	3,980,000	4,026,566
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.40	4/1/29	8,725,000	8,816,613
New York State Power Authority,
Revenue (Insured; MBIA, Inc.)	5.00	11/15/21	5,000,000	5,358,300
New York State Power Authority,
Revenue and General Purpose	5.00	11/15/12	17,210,000 [c]	18,726,029
New York State Power Authority,
Revenue and General Purpose	5.00	11/15/12	10,500,000 [c]	11,424,945
New York State Thruway Authority,
General Revenue (Insured; FGIC)	5.00	1/1/25	5,000,000	5,256,350
New York State Thruway Authority,
Highway and Bridge Trust Fund
Bonds (Insured; FGIC)	5.75	4/1/10	2,000,000 [c]	2,144,900
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/21	10,000,000	10,714,200

The Fund 21

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/27	19,035,000	19,856,170
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/18	5,000,000	5,390,700
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/24	13,090,000	13,711,121
New York State Urban Development
Corporation, Corporate Purpose
Senior Lien Revenue	5.50	7/1/08	960,000 [c]	962,947
New York State Urban Development
Corporation, Corporate Purpose
Senior Lien Revenue	5.50	7/1/16	9,040,000	9,062,781
New York State Urban Development
Corporation, Corporate Purpose
Subordinated Lien Bonds	5.13	7/1/18	4,550,000	4,827,732
New York State Urban Development
Corporation, Service Contract
Revenue (Insured; FSA)	5.25	1/1/20	10,000,000	11,045,500
New York State Urban Development
Corporation, Service Contract
Revenue (Insured; FSA)	5.00	1/1/26	6,425,000	6,759,550
New York State Urban Development
Corporation, State Facilities
Revenue (Insured; MBIA, Inc.)	5.70	4/1/20	20,000,000	22,622,400
Niagara County Industrial
Development Agency, Solid
Waste Disposal Facility
Revenue (American Ref-Fuel
Company of Niagara, LP Facility)	5.55	11/15/15	2,500,000	2,453,775
Niagara Falls City School
District, COP (High School
Facility) (Insured; FSA)	5.00	6/15/19	3,250,000	3,457,123
Niagara Falls City School
District, COP (High School
Facility) (Insured; MBIA, Inc.)	5.63	6/15/13	2,045,000	2,294,306

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
Orange County Industrial
Development Agency, Life Care
Community Revenue (Glen
Arden Inc. Project)	5.70	1/1/28	4,600,000	4,099,658
Port Authority of New York and New
Jersey (Consolidated Bonds,
93rd Series)	6.13	6/1/94	15,000,000	17,166,000
Port Authority of New York and New
Jersey (Consolidated Bonds,
132nd Series)	5.00	9/1/33	10,000,000	10,231,200
Port Authority of New York and New
Jersey (Consolidated Bonds,
142nd Series)	5.00	7/15/18	5,000,000	5,400,250
Port Authority of New York and New
Jersey, Special Project Bonds
(JFK International Air
Terminal LLC Project)
(Insured; MBIA, Inc.)	6.25	12/1/13	6,000,000	6,566,400
Port Authority of New York and New
Jersey, Special Project Bonds
(JFK International Air
Terminal LLC Project)
(Insured; MBIA, Inc.)	6.25	12/1/14	10,000,000	11,015,000
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue (Insured; AMBAC)	5.00	10/15/29	15,000,000	15,469,650
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue (Insured; MBIA, Inc.)	5.25	10/15/18	22,500,000	24,394,275
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue (Insured; MBIA, Inc.)	5.00	10/15/24	10,000,000	10,442,900
Suffolk County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Jefferson’s Ferry Project)	5.00	11/1/12	1,455,000	1,490,255
Suffolk County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Jefferson’s Ferry Project)	5.00	11/1/13	1,000,000	1,020,880

The Fund 23

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
Suffolk County Judicial Facilities
Agency, Service Agreement
Revenue (John P Cohalan
Complex) (Insured; AMBAC)	5.00	4/15/16	2,720,000	2,810,331
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency
Contract Secured)	5.50	6/1/20	10,000,000	10,548,800
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency
Contract Secured)	5.50	6/1/21	3,000,000	3,156,360
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.38	1/1/16	7,500,000 [c]	8,507,025
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.25	11/15/19	10,000,000	10,616,700
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.50	1/1/22	10,540,000 [c]	12,035,415
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.13	11/15/29	10,000,000	10,281,800
Triborough Bridge and Tunnel
Authority, General Revenue	5.25	11/15/12	1,500,000	1,641,015
Triborough Bridge and Tunnel
Authority, Special Obligation
Revenue (Insured; MBIA, Inc.)	5.13	1/1/14	3,000,000 [c]	3,310,140
TSASC Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds	5.13	6/1/42	16,230,000	14,438,695
Watervliet Housing Authority,
Residential Housing Revenue
(Beltrone Living Center Project)	6.00	6/1/08	1,800,000 [c]	1,836,198
Watervliet Housing Authority,
Residential Housing Revenue
(Beltrone Living Center Project)	6.13	6/1/08	1,000,000 [c]	1,020,110

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
Westchester County Industrial
Development Agency, Resource
Recovery Equity Bonds
(Westchester Resco
Company Project)	5.50	7/1/09	2,650,000	2,653,843
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/21	2,465,000	2,314,487
Yonkers,
GO (Insured; AMBAC)	5.25	6/1/09	2,110,000 [c]	2,200,055
U.S. Related—4.1%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	2,000,000 [c]	2,111,400
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	3,000,000 [c]	3,167,100
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.50	7/1/16	1,000,000	1,022,600
Puerto Rico Commonwealth,
Public Improvement
(Insured; FSA)	5.50	7/1/10	10,100,000	10,633,886
Puerto Rico Commonwealth,
Public Improvement (Insured;
MBIA, Inc.)	6.00	7/1/15	3,000,000	3,351,240
Puerto Rico Highways and
Transportation Authority,
Highway Revenue	0.00	7/1/27	22,625,000 [f]	7,950,878
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.50	7/1/24	5,500,000	5,647,840
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.50	10/1/40	5,000,000	5,198,450
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/27	5,000,000	5,394,900

The Fund 25

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Related (continued)
University of Puerto Rico,
University System Revenue	5.00	6/1/30	10,000,000	9,829,700
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	6.38	10/1/19	1,000,000	1,063,820
Virgin Islands Water and Power
Authority, Electric System
Revenue (Insured; Radian)	5.13	7/1/11	4,230,000	4,277,165
Total Long-Term Municipal Investments
(cost $1,391,728,621)				1,423,250,551

Short-Term Municipal
Investments—3.0%

New York;
Monroe County Industrial
Development Agency, Civic
Facility Revenue, Refunding
(Nazareth College of Rochester
Project) (Insured; MBIA, Inc.
and Liquidity Facility; HSBC
Bank USA)	3.37	6/7/08	4,190,000 [g]	4,190,000
New York City
(Insured; MBIA, Inc. and
Liquidity Facility; Wachovia Bank)	1.50	6/1/08	3,600,000 [g]	3,600,000
New York City
(LOC; Bank of America)	1.35	6/1/08	1,300,000 [g]	1,300,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	1.30	6/1/08	21,000,000 [g]	21,000,000

Short-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York State Dormitory
Authority, Revenue (Cornell
University) (Liquidity
Facility; JPMorgan Chase Bank)	1.30	6/1/08	800,000 [g]	800,000
Triborough Bridge and Tunnel
Authority, General Revenue,
Refunding (Insured; AMBAC and
Liquidity Facility;
Westdeutsche Landesbank)	3.65	6/7/08	12,800,000 [g]	12,800,000
Total Short-Term Municipal Investments
(cost $43,690,000)				43,690,000

Total Investments (cost $1,435,418,621)			100.1%	1,466,940,551
Liabilities, Less Cash and Receivables			(.1%)	(1,344,329)
Net Assets			100.0%	1,465,596,222

[a] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, these securities amounted to $35,871,013 or 2.4% of net assets.
[b] Collateral for floating rate borrowings.
[c] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[d] Purchased on a delayed delivery basis.
[e] Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
[f] Security issued with a zero coupon. Income is recognized through the accretion of discount.
[g] Securities payable on demand.Variable interest rate—subject to periodic change.

The Fund 27

STATEMENT OF INVESTMENTS (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond
	Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National
Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%) †

AAA		Aaa		AAA	52.4
AA		Aa		AA	24.8
A		A		A	6.6
BBB		Baa		BBB	9.2
BB		Ba		BB	1.1
B		B		B	1.2
F1		MIG1/P1		SP1/A1	3.0
Not Rated [h]		Not Rated [h]		Not Rated [h]	1.7
					100.0

†	Based on total investments.
[h]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund 29

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2008

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	1,435,418,621	1,466,940,551
Cash		894,062
Interest receivable		20,662,904
Receivable for shares of Common Stock subscribed		90,283
Prepaid expenses		29,825
		1,488,617,625

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		843,337
Payable for floating rate notes issued—Note 4		16,450,000
Payable for investment securities purchased		4,793,300
Payable for shares of Common Stock redeemed		801,282
Interest and expense payable related to
floating rate notes issued—Note 4		15,851
Accrued expenses		117,633
		23,021,403

Net Assets ($)		1,465,596,222

Composition of Net Assets ($):
Paid-in capital		1,437,958,423
Accumulated undistributed investment income—net		156,550
Accumulated net realized gain (loss) on investments		(4,040,681)
Accumulated net unrealized appreciation
(depreciation) on investments		31,521,930

Net Assets ($)		1,465,596,222

Shares Outstanding
(300 million shares of $.001 par value Common Stock authorized)		101,460,615
Net Asset Value, offering and redemption price per share—Note 3(d) ($)		14.44

See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended May 31, 2008

Investment Income ($):
Interest Income	63,262,237
Expenses:
Management fee—Note 3(a)	7,991,177
Shareholder servicing costs—Note 3(b)	1,161,180
Interest and expense related to floating rate
notes issued—Note 4	788,772
Directors’ fees and expenses—Note 3(c)	108,134
Professional fees	104,636
Prospectus and shareholders’ reports	77,302
Custodian fees—Note 3(b)	71,764
Registration fees	26,283
Loan commitment fees—Note 2	9,490
Miscellaneous	82,783
Total Expenses	10,421,521
Less—reduction in fees due to
earnings credits—Note 1(b)	(36,846)
Net Expenses	10,384,675
Investment Income—Net	52,877,562

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(1,057,134)
Net unrealized appreciation (depreciation) on investments	(15,481,663)
Net Realized and Unrealized Gain (Loss) on Investments	(16,538,797)
Net Increase in Net Assets Resulting from Operations	36,338,765

See notes to financial statements.

The Fund 31

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended May 31,

	2008	2007

Operations ($):
Investment income—net	52,877,562	48,855,221
Net realized gain (loss) on investments	(1,057,134)	5,040,368
Net unrealized appreciation
(depreciation) on investments	(15,481,663)	270,886
Net Increase (Decrease) in Net Assets
Resulting from Operations	36,338,765	54,166,475

Dividends to Shareholders from ($):
Investment income—net	(52,475,661)	(48,827,558)
Net realized gain on investments	(2,593,695)	(573,472)
Total Dividends	(55,069,356)	(49,401,030)

Capital Stock Transactions ($):
Net proceeds from shares sold	93,663,763	82,522,334
Net assets received in connection
with reorganization—Note 1	261,135,566	—
Dividends reinvested	40,540,008	35,884,248
Cost of shares redeemed	(152,729,542)	(115,698,474)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	242,609,795	2,708,108
Total Increase (Decrease) in Net Assets	223,879,204	7,473,553

Net Assets ($):
Beginning of Period	1,241,717,018	1,234,243,465
End of Period	1,465,596,222	1,241,717,018
Undistributed investment income—net	156,550	—

Capital Share Transactions (Shares):
Shares sold	6,463,571	5,586,163
Shares issued in connection
with reorganization—Note 1	17,925,729	—
Shares issued for dividends reinvested	2,804,602	2,430,609
Shares redeemed	(10,531,796)	(7,843,172)
Net Increase (Decrease) in Shares Outstanding	16,662,106	173,600

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

			Year Ended May 31,

	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	14.64	14.58	15.02	14.63	15.57
Investment Operations:
Investment income—net [a]	.57	.58	.59	.61	.64
Net realized and unrealized
gain (loss) on investments	(.17)	.07	(.40)	.40	(.88)
Total from Investment Operations	.40	.65	.19	1.01	(.24)
Distributions:
Dividends from
investment income—net	(.57)	(.58)	(.59)	(.62)	(.63)
Dividends from net realized
gain on investments	(.03)	(.01)	(.04)	—	(.07)
Total Distributions	(.60)	(.59)	(.63)	(.62)	(.70)
Net asset value, end of period	14.44	14.64	14.58	15.02	14.63

Total Return (%)	2.82	4.47	1.32	7.11	(1.57)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.78	.81	.81	.80	.79
Ratio of net expenses
to average net assets	.78[b]	.80	.74	.75	.79
Ratio of net investment income
to average net assets	3.97	3.92	4.02	4.13	4.25
Portfolio Turnover Rate	42.55	30.27	46.18	40.69	24.22

Net Assets, end of period
($ x 1,000)	1,465,596	1,241,717	1,234,243	1,299,286	1,296,430

[a]	Based on average shares outstanding at each month end.
[b]	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 33

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus New York Tax Exempt Bond Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified, open-end management investment company. The fund’s investment objective is to provide investors with as high a level of current income exempt from federal, New York state and New York city personal income taxes as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

As of the close of business on December 19, 2007, pursuant to an Agreement and Plan of Reorganization previously approved by the fund’s Board of Directors, all of the assets, subject to the liabilities, of Dreyfus New York Tax Exempt Intermediate Bond Fund (the “Acquired Fund”) were transferred to the fund in exchange for corresponding class of shares of Common Stock of the fund of equal value. Shareholders of the Acquired Fund received shares of the fund, in each case in an equal amount to the aggregate net asset value of their investment in the Acquired Fund at the time of the exchange.The net asset value of the fund’s shares on the close of business December 19, 2007, after the reorganization was $14.57, and a total of 17,925,729 shares representing net assets of $261,135,566 (including $6,411,117 net unrealized appreciation on investments) were issued to the Acquired Fund shareholders in the exchange.The exchange was a tax-free event to the Acquired Fund shareholders.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements.The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (continued)

Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has arrangements with the custodian and cash management banks whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

During the current year, the fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year.The adoption of FIN 48 had no impact on the operations of the fund for the period ended May 31, 2008.

As of and during the period ended May 31, 2008, the fund did not have any liabilities for any unrecognized tax benefits.The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended May 31, 2008, remains subject to examination by the Internal Revenue Service and state taxing authorities.

At May 31, 2008, the components of accumulated earnings on a tax basis were as follows: undistributed tax exempt income $344,158, accumulated capital losses $711,279 and unrealized appreciation $28,921,864. In addition, the fund had $729,336 of capital losses realized after October 31, 2007, which were deferred for tax purposes to the first day of the following fiscal year.

The accumulated capital loss carryover is available to be applied against future net securities profits, if any, realized subsequent to May 31, 2008. If not applied, $663,723 of the carryover expires in fiscal 2014 and $47,556 expires in fiscal 2016.

The tax character of distributions paid to shareholders during the fiscal periods ended May 31, 2008 and May 31, 2007 were as fol-

The Fund 37

NOTES TO FINANCIAL STATEMENTS (continued)

lows: tax exempt income $52,475,661 and 48,827,558, ordinary income $1,330,314 and $0 and long term capital gains $1,263,381 and $573,472, respectively.

During the period ended May 31, 2008, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments, capital loss carryover and wash sales from the merger, the fund decreased accumulated undistributed investment income-net by $245,351, decreased accumulated net realized gain (loss) on investments by $563,726 and increased paid-in capital by $809,077. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended May 31, 2008, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.The Agreement provides that if in any fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses, exceed

1 1 / 2 % of the value of the fund’s average daily net assets, the fund may deduct, from the payment to be made to the Manager or the Manager will bear, such excess expense. During the period ended May 31, 2008 there was no expense reimbursement pursuant to the Agreement.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2008, the fund was charged $610,189 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2008, the fund was charged $338,208 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York, a subsidiary of BNY Mellon and a Dreyfus affiliate, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2008, the fund was charged $25,625 pursuant to the cash management agreement.

Effective July 1, 2007, the fund’s custodian, The Bank of New York, became an affiliate of the Manager. Under the fund’s pre-existing custody agreement with The Bank of New York, the fund was charged $66,379 for providing custodial services for the fund for eleven months ended May 31, 2008. Prior to becoming an affiliate,The Bank of New York was paid $5,385 for custody services to the fund for the month ended June 30, 2007.

During the period ended May 31, 2008, the fund was charged $7,454 for services performed by the Chief Compliance Officer.

The Fund 39

NOTES TO FINANCIAL STATEMENTS (continued)

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $743,060, custody fees $41,781, chief compliance officer fees $2,350 and transfer agency per account fees $56,146.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(d) Prior to December 1, 2007, a .10% redemption fee was charged and retained by the fund on certain shares redeemed within thirty days of purchase subject to exceptions described in the fund’s current prospectus. From June 1, 2007 through November 30, 2007, redemption fees charged and received by the fund amounted to $30. Effective December 1, 2007, the fund discontinued the redemption fee.The fund reserves the right to reimpose a redemption fee in the future.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2008, amounted to $561,122,422 and $587,984,362, respectively.

The fund may participate in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds purchased by the fund are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The fund accounts for the transfer of bonds to the trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities under the caption, “Payable for floating rate notes issued” in the Statement of Assets and Liabilities.

At May 31,2008,the cost of investments for federal income tax purposes was $1,421,568,687; accordingly, accumulated net unrealized appreciation on investments was $28,921,864, consisting of $40,744,436 gross unrealized appreciation and $11,822,572 gross unrealized depreciation.

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

NOTE 5—Subsequent Event:

Effective July 1, 2008, BNY Mellon has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon.

The Fund 41

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus New York Tax Exempt Bond Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Dreyfus New York Tax Exempt Bond Fund, Inc., including the statement of investments, as of May 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2008 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus New York Tax Exempt Bond Fund, Inc. at May 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York
July 18, 2008

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby makes the following designations regarding its fiscal year ended May 31, 2008:

—all the dividends paid from investment income-net are “exempt-interest dividends” (not subject to regular federal income tax, and for individuals who are New York residents, New York State and New York City personal income taxes), and

—the fund hereby designates $.0151 per share as a long-term capital gain distribution and $.0159 per share as a short-term capital gain distribution paid on December 13, 2007.As required by federal tax law rules, shareholders will receive notification of their portion of the Fund’s taxable ordinary dividends (if any) and capital gains distributions (if any) paid for the 2008 calendar year on Form 1099-DIV and their portion of the fund’s exempt-interest dividends paid for the 2008 calendar year on Form 1099-INT, both of which will be mailed by January 31, 2009.

The Fund 43

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (64)
Chairman of the Board (1995)

Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• The Muscular Dystrophy Association, Director
• Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director

No. of Portfolios for which Board Member Serves: 160 ———————

David W. Burke (72)
Board Member (1994)

Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• John F. Kennedy Library Foundation, Director

No. of Portfolios for which Board Member Serves: 85 ———————

William Hodding Carter III (73)
Board Member (2006)

Principal Occupation During Past 5 Years:
• Professor of Leadership & Public Policy, University of North Carolina, Chapel Hill
(January 1, 2006-present)
• President and Chief Executive Officer of the John S. and James L. Knight Foundation
(February 1, 1998-February 1, 2006)
Other Board Memberships and Affiliations:
• The Century Foundation, a tax-exempt research foundation, Emeritus Director
• The Enterprise Corporation of the Delta, a non-profit economic development organization, Director

No. of Portfolios for which Board Member Serves: 27 ———————

Gordon J. Davis (66)
Board Member (1995)

Principal Occupation During Past 5 Years:
• Partner in the law firm of Dewey & LeBoeuf LLP
• President, Lincoln Center for the Performing Arts, Inc. (2001)
Other Board Memberships and Affiliations:
• Consolidated Edison, Inc., a utility company, Director
• Phoenix Companies, Inc., a life insurance company, Director
• Board Member/Trustee for several not-for-profit groups

No. of Portfolios for which Board Member Serves: 36

Joni Evans (66)
Board Member (1987)

Principal Occupation During Past 5 Years:

  Chief Executive Officer, www.wowowow.com, an online community dedicated to women’s conversations and publications
  Principal, Joni Evans Ltd.
  Senior Vice President of the William Morris Agency (2005)

No. of Portfolios for which Board Member Serves: 27

———————

Ehud Houminer (67)
Board Member (2006)

Principal Occupation During Past 5 Years:
• Executive-in-Residence at the Columbia Business School, Columbia University

Other Board Memberships and Affiliations:

  Avnet Inc., an electronics distributor, Director
  International Advisory Board to the MBA Program School of Management, Ben Gurion University, Chairman

No. of Portfolios for which Board Member Serves: 66

———————

Richard C. Leone (68)
Board Member (2006)

Principal Occupation During Past 5 Years:

  President of The Century Foundation (formerly,The Twentieth Century Fund, Inc.), a tax exempt research foundation engaged in the study of economic, foreign policy and domestic issues

Other Board Memberships and Affiliations:

  The American Prospect, Director
  Center for American Progress, Director

No. of Portfolios for which Board Member Serves: 27

———————

Hans C. Mautner (70)
Board Member (2006)

Principal Occupation During Past 5 Years:

  President—International Division and an Advisory Director of Simon Property Group, a real estate investment company (1998-present)
  Director and Vice Chairman of Simon Property Group (1998-2003)
  Chairman and Chief Executive Officer of Simon Global Limited (1999-present)

Other Board Memberships and Affiliations:

  Capital and Regional PLC, a British co-investing real estate asset manager, Director
  Member, Advisory Board, Lehman Brothers European Real Estate Private Equity Fund

No. of Portfolios for which Board Member Serves: 27

The Fund 45

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Robin A. Melvin (44)
Board Member (2006)

Principal Occupation During Past 5 Years:

  Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances
  Senior-Vice President, Mentor, a National non-profit youth mentoring organization (2005)

No. of Portfolios for which Board Member Serves: 27

———————

Burton N. Wallack (57)
Board Member (1991)

Principal Occupation During Past 5 Years:
• President and co-owner of Wallack Management Company, a real estate management company

No. of Portfolios for which Board Member Serves: 27

———————

John E. Zuccotti (70)
Board Member (2006)

Principal Occupation During Past 5 Years:

  Chairman of Brookfield Financial Properties, Inc.
  Senior Counsel of Weil, Gotshal & Manges, LLP
  Emeritus Chairman of the Real Estate Board of New York

Other Board Memberships and Affiliations:

  Emigrant Savings Bank, Director
  Wellpoint, Inc., Director
  Columbia University,Trustee
  Doris Duke Charitable Foundation,Trustee

No. of Portfolios for which Board Member Serves: 27

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Arnold S. Hiatt, Emeritus Board Member

46

OFFICERS OF THE FUND (Unaudited)

J. DAVID OFFICER, President since
December 2006.

Chief Operating Officer,Vice Chairman and a Director of the Manager, and an officer of 76 investment companies (comprised of 160 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since April 1998.

PHILLIP N. MAISANO, Executive Vice
President since July 2007.

Chief Investment Officer,Vice Chair and a director of the Manager, and an officer of 76 investment companies (comprised of 160 portfolios) managed by the Manager. Mr. Maisano also is an officer and/or Board member of certain other investment management subsidiaries of The Bank of New York Mellon Corporation, each of which is an affiliate of the Manager. He is 61 years old and has been an employee of the Manager since November 2006. Prior to joining the Manager, Mr. Maisano served as Chairman and Chief Executive Officer of EACM Advisors, an affiliate of the Manager, since August 2004, and served as Chief Executive Officer of Evaluation Associates, a leading institutional investment consulting firm, from 1988 until 2004.

MICHAEL A. ROSENBERG, Vice President
and Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 77 investment companies (comprised of 177 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel and Secretary of the Manager, and an officer of 77 investment companies (comprised of 177 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 77 investment companies (comprised of 177 portfolios) managed by the Manager. She is 52 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 77 investment companies (comprised of 177 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 77 investment companies (comprised of 177 portfolios) managed by the Manager. She is 45 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 77 investment companies (comprised of 177 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 77 investment companies (comprised of 177 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since May 1986.

The Fund 47

OFFICERS OF THE FUND (Unaudited) (continued)

JEFF PRUSNOFSKY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 77 investment companies (comprised of 177 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since
November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 77 investment companies (comprised of 177 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer
since September 2007.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 77 investment companies (comprised of 177 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer
since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 77 investment companies (comprised of 177 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since April 1991.

ROBERT ROBOL, Assistant Treasurer
since August 2003.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 77 investment companies (comprised of 177 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer
since May 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 177 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 177 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance
Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (77 investment companies, comprised of 177 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 51 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since October 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 73 investment companies (comprised of 173 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Distributor since October 1998.

48

For	More	Information

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2008, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2008 MBSC Securities Corporation

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $ 42,565 in 2007 and $43,841 in 2008.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2007 and $0 in 2008.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2007 and $0 in 2008.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,262 in 2007 and $2,514 in 2008. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2007 and $0 in 2008.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $875 in 2007 and $458 in 2008. [These services consisted of a review of the Registrant's anti-money laundering program].

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2007 and $0 in 2008.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,302,603 in 2007 and $2,596,025 in 2008.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
	Not applicable.	[CLOSED-END FUNDS ONLY]
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
	Not applicable.	[CLOSED-END FUNDS ONLY]
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
	Not applicable.	[CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.

Not applicable. [CLOSED-END FUNDS ONLY]

     The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

Item 10.	Submission of Matters to a Vote of Security Holders.

Item 11.	Controls and Procedures.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	July 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	July 23, 2008

By:	/s/ James Windels
James Windels,
Treasurer

Date:	July 23, 2008

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)